Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business						Global Markets Business Group	Other	Total
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total
	(in billions)
Fiscal year ended March 31, 2018:
Net revenue:	¥1,582.5	¥523.2	¥364.3	¥652.8	¥190.4	¥3,313.2	¥574.5	¥30.4	¥3,918.1
BK and TB (1) :	781.6	433.0	236.9	(3.3)	83.8	1,532.0	369.3	128.6	2,029.9
Net interest income	463.4	148.9	92.1	(3.3)	—	701.1	235.1	183.5	1,119.7
Net fees	246.4	225.1	146.8	—	83.8	702.1	(12.0)	(22.9)	667.2
Other	71.8	59.0	(2.0)	—	—	128.8	146.2	(32.0)	243.0
Other than BK and TB	800.9	90.2	127.4	656.1	106.6	1,781.2	205.2	(98.2)	1,888.2
Operating expenses	1,226.3	314.8	226.7	468.8	119.4	2,356.0	228.7	132.8	2,717.5

Operating profit (loss)	¥356.2	¥208.4	¥137.6	¥184.0	¥71.0	¥957.2	¥345.8	¥(102.4)	¥1,200.6

Fiscal year ended March 31, 2019:
Net revenue:	¥1,522.0	¥545.2	¥383.8	¥690.5	¥203.0	¥3,344.5	¥479.8	¥(11.9)	¥3,812.4
BK and TB (1) :	737.1	415.0	254.0	(1.3)	93.2	1,498.0	303.9	59.1	1,861.0
Net interest income	457.2	150.2	110.9	(1.3)	—	717.0	227.8	200.4	1,145.2
Net fees	243.8	210.3	142.4	—	93.2	689.7	(13.9)	(54.9)	620.9
Other	36.1	54.5	0.7	—	—	91.3	90.0	(86.4)	94.9
Other than BK and TB	784.9	130.2	129.8	691.8	109.8	1,846.5	175.9	(71.0)	1,951.4
Operating expenses	1,221.3	309.3	241.5	483.5	124.6	2,380.2	223.5	136.4	2,740.1

Operating profit (loss)	¥300.7	¥235.9	¥142.3	¥207.0	¥78.4	¥964.3	¥256.3	¥(148.3)	¥1,072.3

Fiscal year ended March 31, 2020:
Net revenue:	¥1,501.6	¥551.1	¥376.8	¥804.6	¥243.0	¥3,477.1	¥575.2	¥15.7	¥4,068.0
BK and TB (1) :	721.1	420.7	270.5	0.1	94.6	1,507.0	358.4	12.7	1,878.1
Net interest income	439.0	164.2	115.2	0.9	2.5	721.8	123.1	85.4	930.3
Net fees	248.0	205.0	137.6	—	92.2	682.8	(12.6)	(64.8)	605.4
Other	34.1	51.5	17.7	(0.8)	(0.1)	102.4	247.9	(7.9)	342.4
Other than BK and TB	780.5	130.4	106.3	804.5	148.4	1,970.1	216.8	3.0	2,189.9
Operating expenses	1,203.0	315.8	247.8	571.8	171.7	2,510.1	232.2	150.7	2,893.0

Operating profit (loss)	¥298.6	¥235.3	¥129.0	¥232.8	¥71.3	¥967.0	¥343.0	¥(135.0)	¥1,175.0

Note:
(1)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	2018	2019	2020
	(in billions)
Operating profit:	¥1,201	¥1,072	¥1,175
Reversal of (provision for) credit losses	241	(34)	(322)
Trading account profits (losses)—net	(287)	182	920
Equity investment securities gains (losses)—net	215	(305)	(618)
Debt investment securities gains (losses)—net	71	(3)	(403)
Foreign exchange gains (losses)—net	7	47	(145)
Equity in earnings of equity method investees—net	228	210	283
Impairment of goodwill	—	—	(384)
Impairment of intangible assets	(22)	(118)	(4)
Reversal of (provision for) off-balance sheet credit instruments	96	(38)	62
Other—net	(88)	(142)	(131)

Income before income tax expense	¥1,662	¥871	¥433